Consolidated Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and due from banks	$ 652,975,869	$ 498,892,707
Cash	151,871,913	248,262,689
Financial institutions and correspondents
Argentine Central Bank	479,050,091	225,679,189
Other local financial institutions	20,447,713	22,303,346
Others	1,606,152	2,647,483
Debt Securities at fair value through profit or loss	263,332,202	101,076,778
Derivatives	4,627,810	8,264,332
Reverse Repo transactions		1,645,657,441
Other financial assets	28,633,163	101,259,616
Loans and other financing	2,170,078,164	1,050,611,692
To the non-financial public sector	3,231,834	4,507,958
To the financial sector	20,370,876	8,724,800
To the Non-Financial Private Sector and Foreign residents	2,146,475,454	1,037,378,934
Other debt securities	812,895,743	546,979,858
Financial assets pledged as collateral	175,351,966	101,004,445
Investments in equity instruments	710,730	796,982
Property, plant and equipment	101,936,609	111,389,656
Investment Property	78,633,619	99,293,821
Intangible assets	166,012,077	147,282,372
Deferred income tax assets	15,112,717	28,222,382
Other non-financial assets	35,542,215	40,860,794
TOTAL ASSETS	4,505,842,884	4,481,592,876
LIABILITIES
Deposits	3,173,461,243	3,373,001,922
Non-financial public sector	144,705,833	219,392,129
Financial sector	185,277	1,037,729
Non-financial private sector and foreign residents	3,028,570,133	3,152,572,064
Liabilities at fair value through profit or loss		1,323,792
Derivatives	1,734,047
Repo Transactions	33,962,592	2,047,701
Other financial liabilities	166,185,156	158,398,928
Financing received from the Argentine Central Bank and other financial institutions	39,297,868	5,862,129
Unsubordinated debt securities	51,157,866
Current income tax liability	5,230,697	1,605,312
Provisions	40,602,849	32,441,700
Deferred income tax liabilities	3,167,675	3,516,680
Other non-financial liabilities	192,243,877	159,403,624
TOTAL LIABILITIES	3,707,043,870	3,737,601,788
SHAREHOLDERS' EQUITY
Capital stock	437,731	442,672
Paid in capital	554,292,371	554,292,371
Inflation Adjustment of capital stock	59,149,131	61,410,001
Treasury shares	18,991	14,050
Inflation adjustment of treasury shares	8,690,435	6,429,565
Cost of Treasury shares	(21,167,430)	(11,250,573)
Reserves	93,268,053	9,380,391
Retained earnings	(14,754,304)	(15,132,712)
Other comprehensive income	13,306,986	25,409,721
Net Income/ (loss) for the year	104,493,377	112,400,519
Shareholders' Equity attributable to owners of the parent company	797,735,341	743,396,005
Shareholders' Equity attributable to non-controlling interests	1,063,673	595,083
TOTAL SHAREHOLDERS' EQUITY	$ 798,799,014	$ 743,991,088